Share capital -Narrative (Details)	12 Months Ended
Dec. 31, 2023 vote
SHARE CAPITAL (Details) - Schedule of Issued and Fully Paid Share Capital [Line Items]
Number of votes	1
Proxy required, percentage of nominal value of issued shares of the class	75.00%
Proportion of voting rights held by non-controlling interests (in percent)	10000.00%
Ordinary shares
SHARE CAPITAL (Details) - Schedule of Issued and Fully Paid Share Capital [Line Items]
Free float percentage (percent)	100.00%